Retirement Benefits - Additional Information (Detail) (INR)	12 Months Ended											12 Months Ended					12 Months Ended
	Mar. 31, 2013 Superannuation	Mar. 31, 2012 Superannuation	Mar. 30, 2011 Superannuation	Mar. 31, 2013 Superannuation Managing Director, Executive Directors and for certain employees of CBoP	Mar. 31, 2013 Provident Fund	Mar. 31, 2012 Provident Fund	Mar. 31, 2011 Provident Fund	Mar. 31, 2013 Provident Fund Administered by Regional Provident Fund Commissioner	Mar. 31, 2013 Provident Fund Administered by Regional Provident Fund Commissioner Maximum	Mar. 31, 2013 Pension	Mar. 31, 2012 Pension	Mar. 31, 2013 Pension Centurion Bank of Punjab Limited	Mar. 31, 2013 Pension Centurion Bank of Punjab Limited Minimum	Mar. 31, 2013 Pension Centurion Bank of Punjab Limited Maximum	Mar. 31, 2013 Pension Vested accumulated benefit obligation	Mar. 31, 2012 Pension Vested accumulated benefit obligation	Mar. 31, 2013 Gratuity	Mar. 31, 2012 Gratuity	Mar. 31, 2013 Gratuity Vested accumulated benefit obligation	Mar. 31, 2012 Gratuity Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service																	15 days
Defined benefit plan, vesting period																	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year										94,800,000							309,500,000
Defined benefit plan, accumulated benefit obligation										370,700,000	385,600,000				248,500,000	222,900,000	1,236,000,000	937,700,000	793,300,000	429,300,000
Defined benefit plan, employer contribution as a percentage of basic salary												10.00%
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation													10 years	15 years
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation												2 years
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%			15.00%	12.00%
Defined contribution plan, employer contribution recognized as an expense	373,300,000	327,100,000	258,600,000		1,295,400,000	1,165,400,000	928,800,000
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount								8.33%
Defined contribution plan -contribution to Pension Scheme administered by Regional Provident Fund Commissioner,amount considered - lower of the percentage of employees eligible salary or fixed amount									6,500